Accounts Receivable - Schedule of Accounts Receivable Based on Past Due Date (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	$ 8,488,888	$ 8,914,322
Not past due [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	8,138,311	8,617,498
Within 1 month [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	223,100	89,953
31 to 90 days [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	41,037	35,925
91 to 180 days [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	16,227	138,592
181 to 270 days [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	399	247
Over 270 days [Member]
Schedule of Accounts Receivable Based on Past Due Date [Line Items]
Accounts receivable	$ 69,814	$ 32,107